Loans and Advances to Customers (Tables)	12 Months Ended
Dec. 31, 2020
Net Loans and Advances to Customers [Abstract]
Summary of Net Loans and Advances to Customers

		Group
	2020	2019
	£m	£m
Loans secured on residential properties	170,089	165,645
Corporate loans	24,474	27,043
Finance leases	6,554	6,264
Secured advances	—	—
Other unsecured loans	10,169	7,188
Amounts due from fellow Banco Santander subsidiaries and joint ventures	2,249	2,204
Loans and advances to customers	213,535	208,344
Credit impairment loss allowances on loans and advances to customers	(1,303)	(785)
RV and voluntary termination provisions on finance leases	(54)	(61)
Net loans and advances to customers	212,178	207,498

Disclosure of finance lease and hire purchase contract receivables
Finance lease and hire purchase contract receivables may be analysed as follows:

	Group
	2020			2019
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	3,468	(297)	3,171	3,060	(303)	2,757
Later than one year and not later than two years	1,829	(173)	1,656	2,046	(207)	1,839
Later than two years and not later than three years	1,099	(106)	993	1,157	(119)	1,038
Later than three years and not later than four years	575	(55)	520	541	(54)	487
Later than four years and not later than five years	231	(25)	206	41	(4)	37
Later than five years	8	—	8	147	(41)	106
	7,210	(656)	6,554	6,992	(728)	6,264